Discontinued Operations - Narrative (Details) $ in Millions		1 Months Ended	3 Months Ended
	Jan. 20, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023	Feb. 24, 2023	Sep. 30, 2022	Sep. 01, 2022 rig	Jan. 31, 2022 rig
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on deconsolidation of Paratus Energy Services Ltd	$ 112
Number of jackup units | rig							7	7
Total consideration		$ 670	$ 670
Discontinued operation gain loss from disposal of discontinued operation before income tax deal cost		11
Proceeds from divestiture of businesses		$ 659
Discontinued operation, gain (loss) from disposal of discontinued operation, before income tax			$ 276
NSNCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	35.00%					35.00%
NSNCo Noteholders | NSNCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest, ownership percentage by parent	65.00%
SeaMex Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest (as percent)					100.00%
SeaMex Limited | NSNCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest (as percent)				100.00%
Seabras Sapura | NSNCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest (as percent)				50.00%
Archer | NSNCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest (as percent)				15.70%